Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Operating activities
Net income (loss)	$ (439,405)	$ 215,594	$ (141,325)	$ (4,048,373)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Fair value of vested stock options	39,905	119,764	286,248	233,310
Amortization of common stock issued to employees and director	24,000	59,234
Change in fair value of derivative liability	14,953	(1,113,801)	(2,600,809)	(724,617)
Fair value of common stock issued for services		115,000	276,000	338,900
Fair value of vested warrants granted to employees	35,014	77,031	182,072	432,772
Fair value of vested common stock issued to employees			161,936	329,511
Cost of warrant modification				961,767
Changes in assets and liabilities:
Accounts receivable	(8,807)	18,267	31,199	(22,100)
Deposit	(558)
Advance payment on related party lease		(2,300)		10,413
Accounts payable and accrued liabilities	(11,984)	25,801	110,930	4,092
Accounts payable - related party	6,900	(1,000)	5,900	(15,100)
Inventory			2,008	(8,478)
Prepaid expense				8,137
Net Cash Used in Operating Activities	(339,982)	(486,410)	(1,685,841)	(2,499,766)
Investing activities
Acquisition of cash upon acquisition				10,505
Net Cash Provided by Investing Activities				10,505
Financing activities
Proceeds from exercise of warrants, net				1,470,588
Proceeds from exercise of options				5,000
Proceeds from Common Stock issuable	100,000		99,970
Proceeds from sale of common stock and warrants, net	165,030	1,291,574	1,291,574
Net Cash Provided by Financing Activities	265,030	1,291,574	1,391,544	1,475,588
Net increase (decrease) in cash	(74,952)	805,164	(294,297)	(1,013,673)
Cash and cash equivalent - beginning of period	95,433	389,730	389,730	1,403,403
Cash and cash equivalent - end of period	20,481	1,194,894	95,433	389,730
Cash paid during the period for:
Interest	363	68
Income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants issued with common stock recorded, as derivative liability		1,694,651	1,694,651	961,767
Extinguishment of derivative liability	80,278		99,311	269,368
Acquisition of accounts receivable upon acquisition				$ 34,495